Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Interest income:
Loans	$ 66,096	$ 50,704	$ 131,172	$ 97,559
Other	5,147	2,891	9,363	5,597
Interest income	71,243	53,595	140,535	103,156
Interest expense:
Deposits and other	43,469	27,534	84,740	51,375
Subordinated notes	1,532	1,452	2,985	2,898
Interest expense	45,001	28,986	87,725	54,273
Net interest income	26,242	24,609	52,810	48,883
Non-interest income	2,259	2,076	4,542	3,720
Total revenue	28,501	26,685	57,352	52,603
Provision for (recovery of) credit losses (note 5)	16	237	(111)	622
Revenue less provision for credit loss	28,485	26,448	57,463	51,981
Non-interest expenses:
Salaries and benefits	7,409	8,429	13,947	16,686
General and administrative	3,557	3,316	7,890	6,442
Premises and equipment	1,219	981	2,372	1,933
Noninterest expense	12,185	12,726	24,209	25,061
Income before income taxes	16,300	13,722	33,254	26,920
Income tax provision (note 10)	4,472	3,459	8,727	7,240
Net income	11,828	10,263	24,527	19,680
Other comprehensive income (loss):
Items that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	66	22	8	(5)
Comprehensive income	$ 11,894	$ 10,285	$ 24,535	$ 19,675
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.45	$ 0.38	$ 0.93	$ 0.72